SHAREHOLDERS' EQUITY - Dividends (Details) - CAD / shares										12 Months Ended
	Apr. 03, 2018	Jan. 02, 2018	Oct. 03, 2017	Jul. 04, 2017	Apr. 03, 2017	Jan. 03, 2017	Oct. 03, 2016	Jul. 04, 2016	Apr. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)			CAD 0.48	CAD 0.48	CAD 0.48	CAD 0.48	CAD 0.48	CAD 0.48	CAD 0.48	CAD 1.92	CAD 1.92
Entitled rate per share of dividends (in dollars per share)										CAD 0.05
Subsequent Event
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)	CAD 0.48	CAD 0.48